Restricted financial assets (Narrative) (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Pledged mortgage loans serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances	$ 10,843	$ 12,456
UBS AG
Entity [Table]
Pledged mortgage loans serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances	$ 10,843	$ 12,456